Note 9 - Summary of Quarterly Results of Operations (Unaudited) - Quarterly Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017
Net sales	$ 43,962,778	$ 28,033,521	$ 26,077,710	$ 23,083,269	$ 21,056,040	$ 15,988,745	$ 18,317,506	$ 22,393,764	$ 121,157,278	$ 77,756,055
Gross profit	3,942,170	1,669,134	1,377,170	1,263,423	535,506	571,571	(45,711)	(1,252,988)
Net Income (Loss) Attributable to Parent, Total	$ 2,155,816	$ 122,929	$ 310,039	$ 170,620	$ (376,958)	$ (236,625)	$ (603,882)	$ (1,461,219)	$ 2,759,404	$ (2,678,684)
Basic (in dollars per share)	$ 0.31	$ 0.02	$ 0.04	$ 0.02	$ (0.06)	$ (0.03)	$ (0.09)	$ (0.21)	$ 0.39	$ (0.39)
Earnings Per Share, Diluted, Total	$ 0.31	$ 0.02	$ 0.04	$ 0.02	$ (0.06)	$ (0.03)	$ (0.09)	$ (0.21)	$ 0.39	$ (0.39)